Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

The Company believes that executive compensation should be structured in a way that aligns with long-term shareholder value. The following table illustrates compensation actually paid to our principal executive officer (“PEO”) and other NEOs and our financial performance. The following table sets forth information required by Item 402(v) of Regulation S-K for each of the last two recently completed years, including: (i) the total compensation earned by our PEO (as reported in the Summary Compensation Table above); (ii) the compensation “actually paid” to our PEO (calculated in accordance with Regulation S-K); (iii) the average of the total compensation earned by our other NEOs (calculated based upon our Summary Compensation Table above); (iv) the average compensation actually paid” to our other NEOs (calculated in accordance with Regulation S-K); (v) our total shareholder return (“TSR”); and (iv) our net income:

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for non-PEO NEOs ($) (3)	Average Compensation Actually Paid to non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based On: TSR ($) (5)	Net Income ($) (6)
2023	$375,698	$376,763	$239,392	$234,847	$51.13	$12,790,000
2022	341,673	314,068	202,574	174,283	43.93	11,902,000
2021	335,123	285,098	189,522	134,632	68.59	11,424,000

(1)	William W. Harrod was our PEO for the entirety of 2022 and from January 1, 2023 through June 30, 2023 and Michael C. Frederick was our PEO from July 1, 2023 through December 31, 2023. Figures above have been prorated accordingly.

(2)

	2023	2022	2021
Total Compensation as Reported in SCT	$375,698	$341,673	$335,123
Fair value of equity awards granted during fiscal year	(10,500)	-	-
Fair value of equity compensation granted in current year at year end	-	-	-
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	3,600	(19,890)	(39,117)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	7,965	(7,715)	(10,908)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	-	-	-
Compensation Actually Paid to PEO	$376,763	$314,068	$285,098

(3)	For 2021, the non-PEO NEOs consisted of Michael C. Frederick, Jill R. Keinsley, and Dennis L. Thomas. For 2022, our non-PEO NEOs consisted of Michael C. Frederick and Joseph Mahuron. For 2023, our non-PEO NEOs consisted of Joseph Mahuron for the entirety of 2023, Michael C. Frederick from January 1, 2023 through June 30, 2023 and Joshua Stevens from April 1, 2023 through December 31, 2023. Figures above have been prorated accordingly.

(4)

	2023	2022	2021
Total Compensation as Reported in SCT	$239,392	$202,574	$189,522
Fair value of equity awards granted during fiscal year	(8,400)	-	-
Fair value of equity compensation granted in current year at year end	-	-	-
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	1,200	(16,575)	(34,771)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	2,655	(11,716)	(20,120)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year
Average Compensation Actually Paid to Non-PEOs	$234,847	$174,283	$134,632

As discussed above in the Executive Compensation section of this Proxy Statement, the compensation payable to the PEO and Other NEOs consists primarily of base salary and incentive compensation in the form of performance awards as determined under the Bonus Plan. Incentive compensation under the Bonus Plan is largely determined by the pre-tax income performance of the Bank but there are provisions for the award of stock compensation if certain performance thresholds are met.

Management attributes the majority of the decline in TSR to the Company’s stock being removed from the Russell 2000 Index (the “Index”) in June 2021. Inclusion in the Index is determined each year based on a company’s market capitalization and is subject to a variety of factors outside of management’s control. However, as demonstrated by the figures in the table above, there is a general degree of correlation between compensation and net income during the three-year period, in that compensation to our PEO 12.1%, in 2023 from 2021 while net income increased 12.0% during the same period. The increase in the compensation of our NEOs is partially skewed due to the oversized impacts of the decline in the fair value of restricted stock awards in 2022 and 2021. In addition, during 2023 there was a partial overlap in NEOs for the transition of Mr. Stevens to CFO and Mr. Frederick to CEO and President.

Named Executive Officers, Footnote
(1)	William W. Harrod was our PEO for the entirety of 2022 and from January 1, 2023 through June 30, 2023 and Michael C. Frederick was our PEO from July 1, 2023 through December 31, 2023. Figures above have been prorated accordingly.
(3)	For 2021, the non-PEO NEOs consisted of Michael C. Frederick, Jill R. Keinsley, and Dennis L. Thomas. For 2022, our non-PEO NEOs consisted of Michael C. Frederick and Joseph Mahuron. For 2023, our non-PEO NEOs consisted of Joseph Mahuron for the entirety of 2023, Michael C. Frederick from January 1, 2023 through June 30, 2023 and Joshua Stevens from April 1, 2023 through December 31, 2023. Figures above have been prorated accordingly.

PEO Total Compensation Amount			$ 375,698	$ 341,673	$ 335,123
PEO Actually Paid Compensation Amount			$ 376,763	314,068	285,098
Adjustment To PEO Compensation, Footnote
(1)	William W. Harrod was our PEO for the entirety of 2022 and from January 1, 2023 through June 30, 2023 and Michael C. Frederick was our PEO from July 1, 2023 through December 31, 2023. Figures above have been prorated accordingly.
(2)
	2023	2022	2021
Total Compensation as Reported in SCT	$375,698	$341,673	$335,123
Fair value of equity awards granted during fiscal year	(10,500)	-	-
Fair value of equity compensation granted in current year at year end	-	-	-
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	3,600	(19,890)	(39,117)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	7,965	(7,715)	(10,908)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	-	-	-
Compensation Actually Paid to PEO	$376,763	$314,068	$285,098

Non-PEO NEO Average Total Compensation Amount			$ 239,392	202,574	189,522
Non-PEO NEO Average Compensation Actually Paid Amount			$ 234,847	174,283	134,632
Adjustment to Non-PEO NEO Compensation Footnote
(3)	For 2021, the non-PEO NEOs consisted of Michael C. Frederick, Jill R. Keinsley, and Dennis L. Thomas. For 2022, our non-PEO NEOs consisted of Michael C. Frederick and Joseph Mahuron. For 2023, our non-PEO NEOs consisted of Joseph Mahuron for the entirety of 2023, Michael C. Frederick from January 1, 2023 through June 30, 2023 and Joshua Stevens from April 1, 2023 through December 31, 2023. Figures above have been prorated accordingly.
(4)
	2023	2022	2021
Total Compensation as Reported in SCT	$239,392	$202,574	$189,522
Fair value of equity awards granted during fiscal year	(8,400)	-	-
Fair value of equity compensation granted in current year at year end	-	-	-
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	1,200	(16,575)	(34,771)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	2,655	(11,716)	(20,120)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year
Average Compensation Actually Paid to Non-PEOs	$234,847	$174,283	$134,632

Total Shareholder Return Amount			$ 51.13	43.93	68.59
Net Income (Loss)			$ 12,790,000	$ 11,902,000	11,424,000
PEO Name	Michael C. Frederick	William W. Harrod
Percentage of Net Income Loss				12.00%
PEO [Member]
Pay vs Performance Disclosure
Percentage of Actually Paid Compensation Amount			12.10%
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (10,500)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,600	(19,890)	(39,117)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,965	(7,715)	(10,908)
PEO [Member] | Equity Awards Adjustments Forfeited In Current Fiscal Year Determined End Of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,400)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,200	(16,575)	(34,771)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 2,655	$ (11,716)	$ (20,120)